Variable Interest Entities - Schedule of Variable Interest Entities-Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Restricted cash and short-term deposits (note 13)	$ 64,196	$ 150,198
Liabilities
Other non-current liabilities (note 22)	(245,885)	(225,776)
Current portion of long-term debt and short-term debt	(301,202)	(521,282)
Long-term debt	(2,456,822)	(930,973)
VIE debt
Assets
Restricted cash and short-term deposits (note 13)	11,429	17,472
Liabilities
Accrued expenses (note 20)	(28,845)	(12,244)
Other non-current liabilities (note 22)	(184,000)	(184,000)
Current portion of long-term debt and short-term debt	(229,654)	(278,551)
Long-term debt	0	(33,432)
Total debt	$ (229,654)	$ (311,983)